Other current assets (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Other current assets
Balance as of beginning of period	$ 685,345	$ 0
Additions	67,260	676,460
Translation adjustments	23,011	455
Balance as of end of period	$ 775,616	$ 685,345